RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party [Abstract]
Officer salaries and short-term benefits	$ 6,405	$ 1,463
Share based payment expense	3,173	1,799
Directors fees	553	522
Severance payments	1,461	1,624
Key management personnel compensation	$ 11,592	$ 5,408